John Hancock Disciplined Value Global Long Short Fund Expense Example, No Redemption - Class A C I R6 [Member] - John Hancock Disciplined Value Global Long Short Fund - Class C	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 269
Expense Example, No Redemption, 3 Years	877
Expense Example, No Redemption, 5 Years	1,511
Expense Example, No Redemption, 10 Years	$ 3,038